UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-10221

ALLIANCEBERNSTEIN TRUST

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein, L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: November 30, 2012

Date of reporting period: August 31, 2012

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Global Value Fund

Portfolio of Investments

August 31, 2012 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 98.7%
Financials - 18.5%
Capital Markets - 2.3%
Credit Suisse Group AG(a)	19,520	$376,141
Deutsche Bank AG	6,010	213,050
State Street Corp.	10,210	424,736

		1,013,927

Commercial Banks - 7.6%
Banco do Brasil SA	27,700	316,314
CIT Group, Inc.(a)	13,502	509,835
KB Financial Group, Inc.	9,080	295,168
Mitsubishi UFJ Financial Group, Inc.	77,700	355,182
National Australia Bank Ltd.	13,970	365,726
Societe Generale SA(a)	19,027	501,604
Sumitomo Mitsui Financial Group, Inc.	11,500	358,177
Wells Fargo & Co.	18,400	626,152

		3,328,158

Diversified Financial Services - 6.6%
Citigroup, Inc.	27,730	823,858
ING Groep NV(a)	88,610	675,583
JPMorgan Chase & Co.	16,550	614,667
Leucadia National Corp.	9,820	209,952
Moody’s Corp.	6,127	242,629
ORIX Corp.	3,450	321,024

		2,887,713

Insurance - 1.7%
Allianz SE	3,810	417,138
Fidelity National Financial, Inc.-Class A	18,010	339,308

		756,446

Real Estate Management & Development - 0.3%
Evergrande Real Estate Group Ltd.(b)	329,000	126,751

		8,112,995

Consumer Discretionary - 18.2%
Auto Components - 2.0%
Cie Generale des Etablissements Michelin-Class B	3,790	271,253
Lear Corp.	9,320	361,896
TRW Automotive Holdings Corp.(a)	5,712	249,671

		882,820

Automobiles - 4.7%
Ford Motor Co.	19,100	178,394
General Motors Co.(a)	16,850	359,748
Honda Motor Co., Ltd.	10,500	334,533
Mazda Motor Corp.(a)	125,000	150,930
Nissan Motor Co., Ltd.	67,900	636,767
Volkswagen AG (Preference Shares)	2,110	371,617

		2,031,989

Company	Shares	U.S. $ Value
Diversified Consumer Services - 0.7%
Apollo Group, Inc.-Class A(a)	11,220	$301,257

Hotels, Restaurants & Leisure - 2.4%
MGM Resorts International(a)	78,200	771,052
Royal Caribbean Cruises Ltd.	10,900	294,518

		1,065,570

Household Durables - 1.0%
Newell Rubbermaid, Inc.	10,934	196,046
NVR, Inc.(a)	310	256,736

		452,782

Media - 5.1%
DIRECTV(a)	8,370	435,993
Gannett Co., Inc.	10,770	164,350
McGraw-Hill Cos., Inc. (The)	5,840	299,008
Time Warner Cable, Inc.-Class A	7,180	637,728
Viacom, Inc.-Class B	13,587	679,486

		2,216,565

Multiline Retail - 0.7%
Macy’s, Inc.	7,800	314,418

Specialty Retail - 1.6%
GameStop Corp.-Class A(b)	9,710	185,267
Mr. Price Group Ltd.	14,000	226,546
Yamada Denki Co., Ltd.	5,630	271,793

		683,606

		7,949,007

Information Technology - 12.9%
Communications Equipment - 1.1%
Cisco Systems, Inc.	26,500	505,620

Computers & Peripherals - 2.8%
Fujitsu Ltd.	61,000	249,461
Hewlett-Packard Co.	48,200	813,616
Wistron Corp.	132,300	148,619

		1,211,696

Electronic Equipment, Instruments & Components - 2.3%
Arrow Electronics, Inc.(a)	4,220	152,975
Corning, Inc.	34,650	415,454
Hon Hai Precision Industry Co., Ltd.	43,000	122,397
LG Display Co., Ltd.(a)	13,790	319,493

		1,010,319

IT Services - 0.8%
Amdocs Ltd.(a)	10,980	353,995

Semiconductors & Semiconductor Equipment - 4.4%
Applied Materials, Inc.	43,190	504,891
GCL-Poly Energy Holdings Ltd.(b)	557,000	85,980
Intel Corp.	21,610	536,576
Lam Research Corp.(a)	9,420	321,505

Company	Shares	U.S. $ Value
Micron Technology, Inc.(a)	55,400	$344,034
Sumco Corp.(a)	19,000	144,228

		1,937,214

Software - 1.5%
Microsoft Corp.	14,530	447,815
Nintendo Co., Ltd.	1,700	191,740

		639,555

		5,658,399

Health Care - 12.4%
Biotechnology - 1.8%
Actelion Ltd.(a)	1,121	52,887
Gilead Sciences, Inc.(a)	6,025	347,582
Vertex Pharmaceuticals, Inc.(a)	7,130	380,243

		780,712

Health Care Providers & Services - 3.1%
Coventry Health Care, Inc.	1,234	51,371
Health Net, Inc.(a)	5,506	128,015
UnitedHealth Group, Inc.	7,880	427,884
WellPoint, Inc.	12,560	751,967

		1,359,237

Pharmaceuticals - 7.5%
AstraZeneca PLC	20,690	967,812
Johnson & Johnson	10,140	683,740
Merck & Co., Inc.	5,000	215,250
Pfizer, Inc.	43,180	1,030,275
Roche Holding AG	2,260	410,853

		3,307,930

		5,447,879

Energy - 11.4%
Energy Equipment & Services - 2.4%
Helmerich & Payne, Inc.	7,440	339,562
Seadrill Ltd.	8,640	354,622
Transocean Ltd.	7,310	358,409

		1,052,593

Oil, Gas & Consumable Fuels - 9.0%
BP PLC	213,660	1,498,723
China Petroleum & Chemical Corp.-Class H	206,000	194,590
ENI SpA	5,020	110,765
Exxaro Resources Ltd.	5,160	91,636
Gazprom OAO (Sponsored ADR)	35,430	345,053
JX Holdings, Inc.	70,100	364,995
LUKOIL OAO (London) (Sponsored ADR)	3,330	189,211
Marathon Oil Corp.	13,130	365,276
Petroleo Brasileiro SA (Sponsored ADR)	21,310	438,560
PTT PCL	10,300	108,473

Company	Shares	U.S. $ Value
Royal Dutch Shell PLC (Euronext Amsterdam)-Class A	6,247	$218,535

		3,925,817

		4,978,410

Consumer Staples - 7.6%
Beverages - 0.9%
Constellation Brands, Inc.-Class A(a)	11,180	368,269

Food & Staples Retailing - 1.8%
Koninklijke Ahold NV	14,650	181,184
Kroger Co. (The)	27,794	619,250

		800,434

Food Products - 0.8%
Tyson Foods, Inc.-Class A	22,016	344,771

Tobacco - 4.1%
Altria Group, Inc.	13,840	470,007
Imperial Tobacco Group PLC	6,970	271,934
Japan Tobacco, Inc.	16,500	500,300
Lorillard, Inc.	4,420	554,754

		1,796,995

		3,310,469

Materials - 5.6%
Chemicals - 2.1%
Koninklijke DSM NV	7,028	329,916
LyondellBasell Industries NV	9,520	464,957
OCI Co., Ltd.	680	114,488

		909,361

Metals & Mining - 3.5%
Anglo American PLC	11,660	323,803
Goldcorp, Inc.	5,520	226,624
KGHM Polska Miedz SA	2,840	111,231
Kinross Gold Corp.	18,710	166,269
Rio Tinto PLC	9,630	420,438
Vale SA (Sponsored ADR) (Local Preference Shares)	18,630	300,316

		1,548,681

		2,458,042

Industrials - 4.9%
Aerospace & Defense - 1.8%
General Dynamics Corp.	7,450	488,050
Safran SA	8,820	308,364

		796,414

Airlines - 0.5%
Delta Air Lines, Inc.(a)	24,912	215,489

Building Products - 0.4%
Fortune Brands Home & Security, Inc.(a)	6,880	175,440

Company	Shares	U.S. $ Value
Construction & Engineering - 1.3%
Bouygues SA	22,139	$550,189

Industrial Conglomerates - 0.5%
General Electric Co.	10,510	217,662

Machinery - 0.4%
Cummins, Inc.	1,970	191,307

		2,146,501

Telecommunication Services - 4.5%
Diversified Telecommunication Services - 3.2%
CenturyLink, Inc.	10,070	425,558
Nippon Telegraph & Telephone Corp.	10,000	463,685
Telecom Italia SpA (ordinary shares)	359,890	334,373
Telecom Italia SpA (savings shares)	235,390	186,156

		1,409,772

Wireless Telecommunication Services - 1.3%
Vodafone Group PLC	198,972	573,826

		1,983,598

Utilities - 2.7%
Electric Utilities - 1.1%
American Electric Power Co., Inc.	4,090	175,829
Edison International	3,560	155,892
EDP-Energias de Portugal SA	66,050	161,125

		492,846

Multi-Utilities - 1.6%
E.ON AG	15,130	347,228
National Grid PLC	30,200	327,834

		675,062

		1,167,908

Total Common Stocks (cost $45,403,413)		43,213,208

SHORT-TERM INVESTMENTS - 0.4%
Investment Companies - 0.4%
AllianceBernstein Fixed-Income Shares, Inc.- Government STIF Portfolio, 0.15%(c) (cost $154,844)	154,844	154,844

Total Investments Before Security Lending Collateral for Securities Loaned - 99.1% (cost $45,558,257)		43,368,052

INVESTMENTS OF CASH COLLATERAL FOR SECURITY LOANED - 0.8%
Investment Companies - 0.8%
AllianceBernstein Exchange Reserves-Class I, 0.18%(c) (cost $373,388)	373,388	373,388

Company	Shares	U.S. $ Value
Total Investments - 99.9% (cost $45,931,645)(d)		$43,741,440

Other assets less liabilities - 0.1%(e)		29,912

Net Assets - 100.0%		$43,771,352

FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at August 31, 2012	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Euro STOXX 50 Index Futures	9	September 2012	$241,701	$275,760	$34,059

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC Wholesale	USD	1,612	GBP	1,029	11/15/12	$21,851
Credit Suisse London Branch (GFX)	USD	641	NOK	3,929	11/15/12	34,703
Deutsche Bank AG London	JPY	31,027	USD	396	11/15/12	(385)
Goldman Sachs Capital Markets LP	GBP	436	USD	688	11/15/12	(3,859)
Goldman Sachs Capital Markets LP	USD	1,036	NOK	6,125	11/15/12	17,649
Royal Bank of Scotland PLC	USD	864	AUD	835	11/15/12	(7,208)
State Street Bank & Trust Co.	CAD	282	USD	283	11/15/12	(2,796)
State Street Bank & Trust Co.	EUR	4,477	USD	5,536	11/15/12	(99,442)
State Street Bank & Trust Co.	JPY	33,872	USD	429	11/15/12	(3,741)
State Street Bank & Trust Co.	USD	577	EUR	465	11/15/12	8,256
UBS AG	USD	355	NOK	2,093	11/15/12	5,640
UBS AG	USD	2,255	SEK	15,144	11/15/12	25,925
Westpac Banking Corporation	USD	404	AUD	394	11/15/12	703

						$(2,704)

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	As of August 31, 2012, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $3,413,062 and gross unrealized depreciation of investments was $(5,603,267), resulting in net unrealized depreciation of $(2,190,205).
(e)	An amount of U.S. $20,314 has been segregated to collateralize margin requirements for the open futures contracts at August 31, 2012.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR	-	American Depositary Receipt

COUNTRY BREAKDOWN *

August 31, 2012 (unaudited)

54.1%	United States
10.6%	United Kingdom
10.0%	Japan
3.8%	France
3.1%	Germany
2.8%	Switzerland
2.7%	Netherlands
2.4%	Brazil
1.7%	South Korea
1.5%	Italy
1.2%	Russia
0.9%	China
0.9%	Canada
3.9%	Other
0.4%	Short-Term

100.0%	Total Investments

*	All data are as of August 31, 2012. The Fund’s country breakdowns are expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” country weightings represent 0.8% or less in the following countries: Australia, Norway, Poland, Portugal, South Africa, Taiwan and Thailand.

AllianceBernstein Global Value Fund

August 31, 2012 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of August 31, 2012:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Financials	$4,107,451		$4,005,544		$	– 0	–	$8,112,995
Consumer Discretionary	5,685,568		2,263,439			– 0	–	7,949,007
Information Technology	4,396,481		1,261,918			– 0	–	5,658,399
Health Care	4,016,327		1,431,552			– 0	–	5,447,879
Energy	1,063,247		3,915,163			– 0	–	4,978,410
Consumer Staples	2,357,051		953,418			– 0	–	3,310,469
Materials	857,850		1,600,192			– 0	–	2,458,042
Industrials	1,287,948		858,553			– 0	–	2,146,501
Telecommunication Services	425,558		1,558,040			– 0	–	1,983,598
Utilities	331,721		836,187			– 0	–	1,167,908
Short-Term Investments	154,844		– 0	–		– 0	–	154,844
Investments of Cash Collateral for Security Loaned in Affiliated Money Market Fund	373,388		– 0	–		– 0	–	373,388

Total Investments in Securities	25,057,434		18,684,006+			– 0	–	43,741,440
Other Financial Instruments* :
Assets:
Futures Contracts	34,059		– 0	–		– 0	–	34,059
Forward Currency Exchange Contracts	– 0	–	114,727			– 0	–	114,727
Liabilities:
Forward Currency Exchange Contracts	– 0	–	(117,431)			– 0	–	(117,431)

Total	$25,091,493		$18,681,302		$	– 0	–	$43,772,795

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

+	A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value. The transfers between levels of the fair value hierarchy assumes the financial instrument was transferred at the beginning of the reporting period.

	Energy			Total
Balance as of 11/30/11		$368,143			$368,143
Accrued discounts/(premiums)		– 0	–		– 0	–
Realized gain (loss)		– 0	–		– 0	–
Change in unrealized appreciation/depreciation		– 0	–		– 0	–
Purchases		– 0	–		– 0	–
Sales		– 0	–		– 0	–
Transfers in to Level 3		– 0	–		– 0	–
Transfers out of Level 3^		(368,143)			(368,143)

Balance as of 8/31/12	$	– 0	–	$	– 0	–

Net change in unrealized appreciation/depreciation from Investments held as of 8/31/12	$	– 0	–	$	– 0	–

^	There were di minimis transfers under 1% of net assets during the reporting period.

AllianceBernstein International Value Fund

Portfolio of Investments

August 31, 2012 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 98.4%
Financials - 20.8%
Capital Markets - 3.1%
Credit Suisse Group AG(a)	212,440	$4,093,617
Deutsche Bank AG	217,980	7,727,233
Macquarie Group Ltd.	329,430	9,204,380

		21,025,230

Commercial Banks - 11.4%
Banco do Brasil SA	574,700	6,562,661
HSBC Holdings PLC	1,436,607	12,514,701
KB Financial Group, Inc.	162,603	5,285,810
Lloyds Banking Group PLC(a)	9,725,350	5,132,222
Mitsubishi UFJ Financial Group, Inc.	2,256,400	10,314,445
National Australia Bank Ltd.	412,420	10,796,895
Societe Generale SA(a)	328,986	8,672,978
Sumitomo Mitsui Financial Group, Inc.	274,000	8,533,960
Turkiye Vakiflar Bankasi Tao-Class D	1,320,770	2,990,014
Westpac Banking Corp.	218,194	5,607,353

		76,411,039

Diversified Financial Services - 2.4%
ING Groep NV(a)	1,394,435	10,631,489
ORIX Corp.	52,950	4,927,023
Resolution Ltd.	166,424	571,467

		16,129,979

Insurance - 3.6%
Aegon NV	947,280	4,862,518
Allianz SE	56,935	6,233,522
Aviva PLC	1,371,100	7,106,268
Suncorp Group Ltd.	586,720	5,594,273

		23,796,581

Real Estate Management & Development - 0.3%
Evergrande Real Estate Group Ltd.(b)	5,051,000	1,945,948

		139,308,777

Energy - 14.4%
Energy Equipment & Services - 1.0%
Seadrill Ltd.	161,990	6,648,752

Oil, Gas & Consumable Fuels - 13.4%
BP PLC	3,758,770	26,365,989
China Petroleum & Chemical Corp.-Class H	4,304,000	4,065,620
ENI SpA	411,690	9,083,825
Exxaro Resources Ltd.(b)	123,900	2,200,322
Gazprom OAO (Sponsored ADR)	583,050	5,678,324
JX Holdings, Inc.	1,247,200	6,493,897
LUKOIL OAO (London) (Sponsored ADR)	65,980	3,748,983
Petroleo Brasileiro SA (Sponsored ADR)	423,840	8,722,627
PTT PCL	272,300	2,867,688

Company	Shares	U.S. $ Value
Royal Dutch Shell PLC (Euronext Amsterdam)-Class A	586,743	$20,525,651

		89,752,926

		96,401,678

Consumer Discretionary - 14.0%
Auto Components - 3.7%
Cie Generale des Etablissements Michelin-Class B	102,410	7,329,563
GKN PLC	1,515,300	5,137,993
Magna International, Inc. (Toronto)-Class A(b)	105,560	4,555,438
NGK Spark Plug Co., Ltd.	269,400	2,920,465
Valeo SA	97,120	4,583,228

		24,526,687

Automobiles - 7.2%
Bayerische Motoren Werke AG	105,310	7,615,653
Honda Motor Co., Ltd.	249,500	7,949,146
Kia Motors Corp.	40,320	2,643,712
Mazda Motor Corp.(a)	3,880,000	4,684,869
Nissan Motor Co., Ltd.	1,141,400	10,704,064
Renault SA	94,840	4,422,998
Volkswagen AG (Preference Shares)	58,610	10,322,501

		48,342,943

Distributors - 0.2%
Jardine Cycle & Carriage Ltd.	28,000	1,041,357

Household Durables - 0.5%
Sony Corp.	326,100	3,693,770

Leisure Equipment & Products - 0.3%
Namco Bandai Holdings, Inc.	125,800	1,994,729

Media - 0.5%
Informa PLC	495,350	3,194,629

Specialty Retail - 1.2%
Shimamura Co., Ltd.	22,100	2,628,532
Yamada Denki Co., Ltd.(b)	112,130	5,413,170

		8,041,702

Textiles, Apparel & Luxury Goods - 0.4%
Yue Yuen Industrial Holdings Ltd.	916,000	2,664,526

		93,500,343

Health Care - 9.1%
Pharmaceuticals - 9.1%
AstraZeneca PLC	444,080	20,772,632
GlaxoSmithKline PLC	424,430	9,620,197
Novartis AG	206,530	12,179,195
Otsuka Holdings Co., Ltd.(b)	115,400	3,526,704
Roche Holding AG	81,180	14,757,996

		60,856,724

Company	Shares	U.S. $ Value
Materials - 8.9%
Chemicals - 3.1%
Agrium, Inc. (Toronto)	51,610	$5,079,063
Air Water, Inc.	4,900	57,228
Denki Kagaku Kogyo KK	520,000	1,715,320
Koninklijke DSM NV	215,741	10,127,556
OCI Co., Ltd.(b)	12,440	2,094,465
Ube Industries Ltd./Japan	904,000	1,984,249

		21,057,881

Construction Materials - 0.5%
Taiheiyo Cement Corp.(b)	1,555,000	3,367,656

Metals & Mining - 5.3%
Anglo American PLC	262,460	7,288,623
Arrium Ltd.	2,437,069	1,638,661
Dowa Holdings Co., Ltd.	336,700	2,224,633
Goldcorp, Inc.	78,000	3,202,293
KGHM Polska Miedz SA	77,250	3,025,559
Rio Tinto PLC	225,480	9,844,283
Vale SA (Sponsored ADR) (Local Preference Shares)	497,920	8,026,470

		35,250,522

		59,676,059

Telecommunication Services - 7.7%
Diversified Telecommunication Services - 4.9%
Nippon Telegraph & Telephone Corp.	320,200	14,847,193
Telecom Italia SpA (ordinary shares)	5,139,276	4,774,890
Telecom Italia SpA (savings shares)	9,572,210	7,570,091
Vivendi SA	279,983	5,479,630

		32,671,804

Wireless Telecommunication Services - 2.8%
NTT DoCoMo, Inc.	2,327	3,964,267
Vodafone Group PLC	5,180,815	14,941,237

		18,905,504

		51,577,308

Industrials - 7.4%
Aerospace & Defense - 1.3%
Safran SA	248,950	8,703,777

Airlines - 0.3%
Cathay Pacific Airways Ltd.	1,377,000	2,255,215

Building Products - 1.0%
Asahi Glass Co., Ltd.	1,135,000	6,907,051

Commercial Services & Supplies - 0.2%
Downer EDI Ltd.(a)	407,833	1,508,349

Construction & Engineering - 1.3%
Bouygues SA	352,370	8,756,950

Electrical Equipment - 1.0%
Sumitomo Electric Industries Ltd.	610,800	6,908,555

Company	Shares	U.S. $ Value
Industrial Conglomerates - 0.9%
Cookson Group PLC	313,680	$2,980,862
Jardine Matheson Holdings Ltd.	52,000	2,802,550

		5,783,412

Machinery - 0.3%
IHI Corp.	775,000	1,671,672

Trading Companies & Distributors - 1.1%
Mitsubishi Corp.	277,000	5,128,887
Mitsui & Co., Ltd.	136,000	1,910,230

		7,039,117

		49,534,098

Information Technology - 6.5%
Computers & Peripherals - 1.5%
Fujitsu Ltd.	1,521,000	6,220,156
Toshiba Corp.	800	2,571
Wistron Corp.	3,193,555	3,587,484

		9,810,211

Electronic Equipment, Instruments & Components - 1.3%
Hon Hai Precision Industry Co., Ltd.	574,000	1,633,864
LG Display Co., Ltd.(a)	301,880	6,994,099

		8,627,963

Office Electronics - 0.8%
Konica Minolta Holdings, Inc.	741,500	5,524,495

Semiconductors & Semiconductor Equipment - 2.5%
Advanced Semiconductor Engineering, Inc.	6,154,234	4,633,066
GCL-Poly Energy Holdings Ltd.(b)	13,569,000	2,094,552
SK Hynix, Inc.(a)	191,670	3,600,739
Sumco Corp.(a)	260,800	1,979,710
Tokyo Electron Ltd.	92,500	4,369,978

		16,678,045

Software - 0.4%
Nintendo Co., Ltd.	26,700	3,011,452

		43,652,166

Consumer Staples - 6.1%
Beverages - 0.8%
Asahi Group Holdings Ltd.	222,800	5,406,831

Food & Staples Retailing - 1.6%
Delhaize Group SA	91,849	3,637,950
Koninklijke Ahold NV	575,970	7,123,316

		10,761,266

Food Products - 0.7%
Nestle SA	76,710	4,765,502

Tobacco - 3.0%
British American Tobacco PLC	26,140	1,369,971
Imperial Tobacco Group PLC	221,690	8,649,221

Company	Shares	U.S. $ Value
Japan Tobacco, Inc.	336,800	$10,212,186

		20,231,378

		41,164,977

Utilities - 3.5%
Electric Utilities - 1.1%
EDP-Energias de Portugal SA	2,196,876	5,359,139
Electricite de France SA	86,350	1,756,216

		7,115,355

Multi-Utilities - 2.4%
E.ON AG	357,340	8,200,805
National Grid PLC	532,310	5,778,457
Veolia Environnement SA	236,360	2,498,167

		16,477,429

		23,592,784

Total Common Stocks (cost $711,613,101)		659,264,914

SHORT-TERM INVESTMENTS - 0.3%
Investment Companies - 0.3%
AllianceBernstein Fixed-Income Shares, Inc.- Government STIF Portfolio, 0.15%(c) (cost $2,054,400)	2,054,400	2,054,400

Total Investments Before Security Lending Collateral for Securities Loaned - 98.7% (cost $713,667,501)		661,319,314

INVESTMENTS OF CASH COLLATERAL FOR SECURITY LOANED - 2.0%
Investment Companies - 2.0%
AllianceBernstein Exchange Reserves-Class I, 0.18%(c) (cost $13,403,244)	13,403,244	13,403,244

Total Investments - 100.7% (cost $727,070,745)(d)		674,722,558
Other assets less liabilities - (0.7)%(e)		(4,907,290)

Net Assets - 100.0%		$669,815,268

FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at August 31, 2012	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Euro STOXX 50 Index Futures	237	September 2012	6,904,757	7,261,682	$356,925

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC Wholesale	EUR	17,144	USD	21,749	9/14/12	$183,717
Barclays Bank PLC Wholesale	USD	2,721	EUR	2,173	9/14/12	12,840
Barclays Bank PLC Wholesale	USD	19,260	JPY	1,521,280	9/14/12	171,251
Citibank NA	CHF	20,539	USD	21,787	9/14/12	270,787
Citibank NA	JPY	2,565,968	USD	32,427	12/14/12	(375,756)
Credit Suisse London Branch (GFX)	AUD	17,924	USD	17,490	9/14/12	(1,012,851)
Credit Suisse London Branch (GFX)	USD	9,838	NOK	60,140	9/14/12	535,396
Deutsche Bank AG London	EUR	19,211	USD	24,020	9/14/12	(146,271)
Deutsche Bank AG London	USD	23,993	AUD	23,277	9/14/12	35,776
Deutsche Bank AG London	USD	27,592	GBP	17,448	9/14/12	111,615
Goldman Sachs Capital Markets LP	GBP	19,308	USD	30,485	9/14/12	(171,784)
Goldman Sachs Capital Markets LP	NOK	9,304	USD	1,578	9/14/12	(26,987)
Goldman Sachs International	SEK	15,191	USD	2,184	9/14/12	(108,901)
Goldman Sachs International	USD	5,613	JPY	445,390	9/14/12	76,443
HSBC BankUSA	USD	14,335	EUR	11,530	9/14/12	169,075
HSBC BankUSA	USD	47,644	GBP	30,674	9/14/12	1,060,309
HSBC BankUSA	EUR	3,474	USD	4,277	12/14/12	(97,764)
Royal Bank of Canada	CAD	20,416	USD	19,851	9/14/12	(856,190)
Royal Bank of Canada	USD	6,557	CAD	6,602	9/14/12	139,113
Royal Bank of Scotland PLC	GBP	4,168	USD	6,509	9/14/12	(109,189)
Royal Bank of Scotland PLC	JPY	3,375,457	USD	42,755	9/14/12	(360,156)
Royal Bank of Scotland PLC	SEK	35,732	USD	5,224	9/14/12	(170,206)
Royal Bank of Scotland PLC	USD	10,609	AUD	10,192	9/14/12	(87,886)
Royal Bank of Scotland PLC	USD	9,584	EUR	7,662	9/14/12	53,895
Royal Bank of Scotland PLC	USD	25,011	AUD	24,225	12/14/12	(206,968)
Standard Chartered Bank	AUD	15,545	USD	15,318	9/14/12	(729,324)
Standard Chartered Bank	USD	27,890	NOK	168,497	9/14/12	1,175,283
State Street Bank & Trust Co.	NOK	17,682	USD	2,891	9/14/12	(158,998)
State Street Bank & Trust Co.	USD	2,428	CAD	2,478	9/14/12	85,582
State Street Bank & Trust Co.	USD	21,718	CHF	20,539	9/14/12	(201,098)
State Street Bank & Trust Co.	USD	39,369	SEK	279,570	9/14/12	2,832,555
UBS AG	EUR	58,297	USD	73,175	9/14/12	(157,417)
UBS AG	GBP	4,696	USD	7,343	9/14/12	(113,230)
UBS AG	USD	28,798	EUR	23,143	9/14/12	313,447

						$2,136,108

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

(d)	As of August 31, 2012, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $53,367,151 and gross unrealized depreciation of investments was $(105,715,338), resulting in net unrealized depreciation of $(52,348,187).
(e)	An amount of U.S. $534,942 has been segregated to collateralize margin requirements for the open futures contracts at August 31, 2012.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR	-	American Depositary Receipt

COUNTRY BREAKDOWN *

August 31, 2012 (unaudited)

24.5%	United Kingdom
24.4%	Japan
7.9%	France
6.1%	Germany
5.4%	Switzerland
5.2%	Australia
5.0%	Netherlands
3.5%	Brazil
3.2%	Italy
3.1%	South Korea
1.9%	Canada
1.5%	Taiwan
1.4%	Russia
6.6%	Other
0.3%	Short-Term

100.0%	Total

*	All data are as of August 31, 2012. The Fund’s country breakdowns are expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” country weightings represent 1.2% or less in the following countries: Belgium, China, Hong Kong, Norway, Poland, Portugal, Singapore, South Africa, Thailand and Turkey.

AllianceBernstein International Value Fund

August 31, 2012 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of August 31, 2012:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Financials	$6,562,661		$132,746,116		$	– 0	–	$139,308,777
Energy	– 0	–	96,401,678			– 0	–	96,401,678
Consumer Discretionary	4,555,438		88,944,905			– 0	–	93,500,343
Health Care	– 0	–	60,856,724			– 0	–	60,856,724
Materials	8,281,356		51,394,703			– 0	–	59,676,059
Telecommunication Services	– 0	–	51,577,308			– 0	–	51,577,308
Industrials	– 0	–	49,534,098			– 0	–	49,534,098
Information Technology	– 0	–	43,652,166			– 0	–	43,652,166
Consumer Staples	– 0	–	41,164,977			– 0	–	41,164,977
Utilities	– 0	–	23,592,784			– 0	–	23,592,784
Short-Term Investments	2,054,400		– 0	–		– 0	–	2,054,400
Investments of Cash Collateral for Security Loaned in Affiliated Money Market Fund	13,403,244		– 0	–		– 0	–	13,403,244

Total Investments in Securities	34,857,099		639,865,459+			– 0	–	674,722,558
Other Financial Instruments* :
Assets:
Futures Contracts	356,925		– 0	–		– 0	–	356,925
Forward Currency Exchange Contracts	– 0	–	7,227,084			– 0	–	7,227,084
Liabilities:
Forward Currency Exchange Contracts	– 0	–	(5,090,976)			– 0	–	(5,090,976)

Total	$35,214,024		$642,001,567		$	– 0	–	$677,215,591

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

+	A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value. The transfers between levels of the fair value hierarchy assumes the financial instrument was transferred at the beginning of the reporting period.

	Energy			Total
Balance as of 11/30/11		$7,696,631			$7,696,631
Accrued discounts/(premiums)		– 0	–		– 0	–
Realized gain (loss)		– 0	–		– 0	–
Change in unrealized appreciation/depreciation		– 0	–		– 0	–
Purchases		– 0	–		– 0	–
Sales		– 0	–		– 0	–
Transfers in to Level 3		– 0	–		– 0	–
Transfers out of Level 3^		(7,696,631)			(7,696,631)

Balance as of 8/31/12	$	– 0	–	$	– 0	–

Net change in unrealized appreciation/depreciation from Investments held as of 8/31/12	$	– 0	–	$	– 0	–

^	Transferred out of Level 3 into Level 2 due to increase observable inputs.

AllianceBernstein Small/Mid Cap Value Fund

Portfolio of Investments

August 31, 2012 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 98.5%
Financials - 30.7%
Capital Markets - 1.1%
Legg Mason, Inc.	752,650	$18,500,137

Commercial Banks - 10.1%
Associated Banc-Corp	1,418,515	18,383,954
CapitalSource, Inc.	3,125,630	21,660,616
Comerica, Inc.	671,950	20,635,584
First Niagara Financial Group, Inc.	2,203,130	17,382,696
Huntington Bancshares, Inc./OH	3,381,120	22,315,392
Popular, Inc.(a) (b)	732,879	11,608,803
Susquehanna Bancshares, Inc.	1,919,280	20,171,633
Webster Financial Corp.	484,920	10,319,098
Zions Bancorporation(a)	1,132,919	21,808,691

		164,286,467

Insurance - 8.7%
Amtrust Financial Services, Inc.(a)	356,730	9,299,951
Aspen Insurance Holdings Ltd.(a)	674,850	19,624,638
Fidelity National Financial, Inc.-Class A	1,086,190	20,463,820
Platinum Underwriters Holdings Ltd.	527,280	20,954,107
Reinsurance Group of America, Inc.-Class A	376,530	22,117,372
Torchmark Corp.	421,040	21,548,827
Unum Group	854,540	16,672,075
Validus Holdings Ltd.	339,474	11,375,774

		142,056,564

Real Estate Investment Trusts (REITs) - 10.0%
BioMed Realty Trust, Inc.(a)	1,125,741	20,859,981
BRE Properties, Inc.	308,770	15,413,798
Camden Property Trust	269,420	18,705,831
DiamondRock Hospitality Co.	1,390,110	13,372,858
Entertainment Properties Trust	465,948	21,242,569
Glimcher Realty Trust	1,743,150	18,268,212
Home Properties, Inc.	304,340	19,432,109
Mid-America Apartment Communities, Inc.	269,530	18,328,040
Plum Creek Timber Co., Inc.	396,880	16,244,299

		161,867,697

Thrifts & Mortgage Finance - 0.8%
Washington Federal, Inc.	785,919	12,653,296

		499,364,161

Consumer Discretionary - 17.3%
Auto Components - 2.9%
Dana Holding Corp.	899,260	12,283,891
Lear Corp.	462,490	17,958,487
TRW Automotive Holdings Corp.(b)	378,770	16,556,037

		46,798,415

Hotels, Restaurants & Leisure - 2.5%
MGM Resorts International(b)	1,943,259	19,160,534
Royal Caribbean Cruises Ltd.	792,400	21,410,648

		40,571,182

Company	Shares	U.S. $ Value
Household Durables - 4.4%
Meritage Homes Corp.(b)	442,198	$16,480,720
Newell Rubbermaid, Inc.	1,193,680	21,402,682
NVR, Inc.(b)	22,460	18,600,923
PulteGroup Inc(b)	1,140,180	15,597,662

		72,081,987

Media - 1.1%
Gannett Co., Inc.	1,135,060	17,321,015

Specialty Retail - 5.3%
ANN, Inc.(b)	560,960	19,958,957
Childrens Place Retail Stores, Inc. (The)(b)	398,176	22,672,141
Express, Inc.(b)	902,291	14,084,763
GameStop Corp.-Class A	290,240	5,537,779
Men’s Wearhouse, Inc. (The)	520,400	16,444,640
Office Depot, Inc.(b)	4,552,600	6,965,478

		85,663,758

Textiles, Apparel & Luxury Goods - 1.1%
Jones Group, Inc. (The)	1,466,300	18,578,021

		281,014,378

Information Technology - 16.0%
Computers & Peripherals - 0.5%
NCR Corp.(b)	349,162	7,817,737

Electronic Equipment, Instruments & Components - 8.4%
Anixter International, Inc.	165,150	9,930,469
Arrow Electronics, Inc.(b)	553,659	20,070,139
AU Optronics Corp. (Sponsored ADR)(b)	3,496,159	10,593,362
Avnet, Inc.(b)	599,070	19,296,045
Flextronics International Ltd.(b)	2,199,260	14,801,020
Ingram Micro, Inc.-Class A(b)	705,430	10,771,916
Insight Enterprises, Inc.(a) (b)	825,897	14,833,110
TTM Technologies, Inc.(b)	1,739,747	18,441,318
Vishay Intertechnology, Inc.(b)	1,895,960	18,125,378

		136,862,757

IT Services - 2.2%
Amdocs Ltd.(b)	639,760	20,625,862
Convergys Corp.	1,026,672	15,923,683

		36,549,545

Semiconductors & Semiconductor Equipment - 4.9%
Amkor Technology, Inc.(a) (b)	2,107,970	9,886,379
Entegris, Inc.(b)	2,073,180	18,223,252
Lam Research Corp.(a) (b)	548,970	18,736,346
Micron Technology, Inc.(b)	2,832,295	17,588,552

Company	Shares	U.S. $ Value
MKS Instruments, Inc.	554,276	$15,026,423

		79,460,952

		260,690,991

Industrials - 10.5%
Building Products - 1.4%
Fortune Brands Home & Security, Inc.(b)	874,250	22,293,375

Commercial Services & Supplies - 1.2%
Avery Dennison Corp.	634,830	19,825,741

Construction & Engineering - 0.5%
Tutor Perini Corp.(b)	794,770	8,432,510

Electrical Equipment - 1.9%
EnerSys(b)	293,740	10,941,815
General Cable Corp.(b)	762,080	20,644,747

		31,586,562

Machinery - 1.7%
Sauer-Danfoss, Inc.	232,998	8,884,214
Timken Co.	466,044	18,716,327

		27,600,541

Road & Rail - 2.7%
Avis Budget Group, Inc.(b)	938,080	15,403,274
Con-way, Inc.	481,930	14,607,298
Hertz Global Holdings, Inc.(b)	931,540	13,209,237

		43,219,809

Trading Companies & Distributors - 1.1%
Aircastle Ltd.	1,540,740	17,595,251

		170,553,789

Utilities - 8.0%
Electric Utilities - 5.3%
Great Plains Energy, Inc.	911,570	19,434,672
NV Energy, Inc.	1,270,250	22,280,185
PNM Resources, Inc.	1,177,523	24,221,648
Portland General Electric Co.	740,800	19,883,072

		85,819,577

Gas Utilities - 2.7%
Atmos Energy Corp.	617,850	21,587,679
UGI Corp.	741,985	22,615,703

		44,203,382

		130,022,959

Energy - 5.9%
Energy Equipment & Services - 2.4%
Bristow Group, Inc.	439,470	20,606,748
Helmerich & Payne, Inc.	406,350	18,545,814

		39,152,562

Company	Shares	U.S. $ Value
Oil, Gas & Consumable Fuels - 3.5%
Plains Exploration & Production Co.(b)	384,300	$15,110,676
Stone Energy Corp.(b)	394,900	9,291,997
Teekay Corp.	504,490	14,922,814
Tesoro Corp.	455,940	18,119,056

		57,444,543

		96,597,105

Consumer Staples - 4.6%
Beverages - 1.4%
Constellation Brands, Inc.-Class A(b)	683,435	22,512,349

Food Products - 3.2%
Dean Foods Co.(b)	607,710	9,978,598
Dole Food Co., Inc.(a) (b)	1,779,592	22,921,145
Tyson Foods, Inc.-Class A	1,274,264	19,954,974

		52,854,717

		75,367,066

Materials - 3.3%
Chemicals - 0.5%
Ferro Corp.(b)	2,238,310	7,341,657

Metals & Mining - 2.8%
Commercial Metals Co.	1,124,560	14,326,894
Reliance Steel & Aluminum Co.	339,455	17,458,171
Steel Dynamics, Inc.	1,146,201	14,006,576

		45,791,641

		53,133,298

Health Care - 2.2%
Health Care Providers & Services - 2.2%
Health Net, Inc.(b)	571,430	13,285,747
LifePoint Hospitals, Inc.(b)	581,687	23,511,789

		36,797,536

Total Common Stocks (cost $1,531,681,340)		1,603,541,283

SHORT-TERM INVESTMENTS - 2.0%
Investment Companies - 2.0%
AllianceBernstein Fixed-Income Shares, Inc.- Government STIF Portfolio, 0.15%(c) (cost $32,517,411)	32,517,411	32,517,411

Company	Shares	U.S. $ Value
Total Investments Before Security Lending Collateral for Securities Loaned - 100.5% (cost $1,564,198,751)		$1,636,058,694

INVESTMENTS OF CASH COLLATERAL FOR SECURITY LOANED - 2.5%
Investment Companies - 2.5%
AllianceBernstein Exchange Reserves-Class I, 0.18%(c) (cost $39,866,823)	39,866,823	39,866,823

Total Investments - 103.0% (cost $1,604,065,574)(d)		1,675,925,517
Other assets less liabilities - (3.0)%		(48,156,777)

Net Assets - 100.0%		$1,627,768,740

(a)	Represents entire or partial securities out on loan.
(b)	Non-income producing security.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	As of August 31, 2012, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $171,885,772 and gross unrealized depreciation of investments was $(100,025,829), resulting in net unrealized appreciation of $71,859,943.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR	-	American Depositary Receipt

AllianceBernstein Small/Mid Cap Value Fund

August 31, 2012 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of August 31, 2012:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks*	$1,603,541,283		$	– 0	–	$	– 0	–	$1,603,541,283
Short-Term Investments	32,517,411			– 0	–		– 0	–	32,517,411
Investments of Cash Collateral for Security Loaned in Affiliated Money Market Fund	39,866,823			– 0	–		– 0	–	39,866,823

Total Investments in Securities	1,675,925,517			– 0	–		– 0	–	1,675,925,517
Other Financial Instruments**	– 0	–		– 0	–		– 0	–	– 0	–

Total^	$1,675,925,517		$	– 0	–	$	– 0	–	$1,675,925,517

*	See Portfolio of Investments for sector classifications.
**	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were no transfers between Level 1 and Level 2 during the reporting period.

AllianceBernstein Value Fund

Portfolio of Investments

August 31, 2012 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 99.1%
Financials - 18.2%
Capital Markets - 1.7%
Morgan Stanley	206,500	$3,097,500
State Street Corp.	71,000	2,953,600

		6,051,100

Commercial Banks - 6.0%
BB&T Corp.	27,200	857,888
CIT Group, Inc.(a)	157,300	5,939,648
KeyCorp	54,900	462,807
PNC Financial Services Group, Inc.	25,700	1,597,512
Regions Financial Corp.	79,700	554,712
Wells Fargo & Co.	365,700	12,444,771

		21,857,338

Consumer Finance - 0.3%
Discover Financial Services	28,200	1,092,186

Diversified Financial Services - 6.8%
Bank of America Corp.	560,400	4,477,596
Citigroup, Inc.	330,900	9,831,039
JPMorgan Chase & Co.	193,700	7,194,018
Leucadia National Corp.	51,700	1,105,346
Moody’s Corp.	55,300	2,189,880

		24,797,879

Insurance - 3.4%
Berkshire Hathaway, Inc.(a)	25,800	2,175,972
Chubb Corp. (The)	18,600	1,374,354
Fidelity National Financial, Inc.-Class A	106,500	2,006,460
Reinsurance Group of America, Inc.-Class A	40,000	2,349,600
Torchmark Corp.	39,900	2,042,082
Travelers Cos., Inc. (The)	22,700	1,469,598
Validus Holdings Ltd.	25,700	861,207

		12,279,273

		66,077,776

Health Care - 17.9%
Biotechnology - 1.5%
Gilead Sciences, Inc.(a)	61,900	3,571,011
Vertex Pharmaceuticals, Inc.(a)	32,800	1,749,224

		5,320,235

Health Care Providers & Services - 4.3%
Aetna, Inc.	27,900	1,071,639
Health Net, Inc.(a)	63,200	1,469,400
UnitedHealth Group, Inc.	116,100	6,304,230
WellPoint, Inc.	116,700	6,986,829

		15,832,098

Pharmaceuticals - 12.1%
AstraZeneca PLC (Sponsored ADR)	120,100	5,619,479
Johnson & Johnson	180,800	12,191,344
Merck & Co., Inc.	221,100	9,518,355

Company	Shares	U.S. $ Value
Pfizer, Inc.	609,100	$14,533,126
Roche Holding AG (Sponsored ADR)	43,500	1,979,250

		43,841,554

		64,993,887

Consumer Discretionary - 16.2%
Auto Components - 1.5%
Lear Corp.	77,500	3,009,325
Magna International, Inc. (New York)-Class A(b)	9,800	423,948
TRW Automotive Holdings Corp.(a)	49,200	2,150,532

		5,583,805

Automobiles - 1.9%
Ford Motor Co.	270,400	2,525,536
General Motors Co.(a)	196,300	4,191,005

		6,716,541

Diversified Consumer Services - 0.6%
Apollo Group, Inc.-Class A(a)	87,100	2,338,635

Hotels, Restaurants & Leisure - 1.1%
MGM Resorts International(a)	394,900	3,893,714

Household Durables - 1.6%
Newell Rubbermaid, Inc.	171,900	3,082,167
NVR, Inc.(a)	1,800	1,490,724
PulteGroup Inc(a)	89,400	1,222,992

		5,795,883

Media - 6.8%
CBS Corp.-Class B	109,100	3,964,694
DIRECTV(a)	57,900	3,016,011
Gannett Co., Inc.	134,800	2,057,048
McGraw-Hill Cos., Inc. (The)	73,300	3,752,960
News Corp.-Class A	139,700	3,267,583
Time Warner Cable, Inc.-Class A	42,900	3,810,378
Viacom, Inc.-Class B	93,400	4,670,934

		24,539,608

Multiline Retail - 1.1%
Macy’s, Inc.	101,700	4,099,527

Specialty Retail - 1.6%
GameStop Corp.-Class A(b)	53,300	1,016,964
Home Depot, Inc. (The)	36,800	2,088,400
Lowe’s Cos., Inc.	75,300	2,144,544
Staples, Inc.	41,700	455,364

		5,705,272

		58,672,985

Energy - 13.1%
Energy Equipment & Services - 1.8%
Helmerich & Payne, Inc.	69,300	3,162,852

Company	Shares	U.S. $ Value
Transocean Ltd.	71,700	$3,515,451

		6,678,303

Oil, Gas & Consumable Fuels - 11.3%
BP PLC (Sponsored ADR)	129,500	5,446,770
Chevron Corp.	81,900	9,185,904
Exxon Mobil Corp.	252,800	22,069,440
Marathon Oil Corp.	111,000	3,088,020
Valero Energy Corp.	37,300	1,165,998

		40,956,132

		47,634,435

Information Technology - 9.9%
Communications Equipment - 2.1%
Cisco Systems, Inc.	408,800	7,799,904

Computers & Peripherals - 2.1%
Dell, Inc.(a)	76,400	809,076
Hewlett-Packard Co.	409,700	6,915,736

		7,724,812

IT Services - 0.7%
Visa, Inc.-Class A	18,800	2,411,100

Semiconductors & Semiconductor Equipment - 4.8%
Applied Materials, Inc.	406,900	4,756,661
Intel Corp.	275,400	6,838,182
Lam Research Corp.(a)	74,800	2,552,924
Micron Technology, Inc.(a)	511,900	3,178,899

		17,326,666

Software - 0.2%
CA, Inc.	21,400	557,042

		35,819,524

Consumer Staples - 8.6%
Food & Staples Retailing - 2.4%
CVS Caremark Corp.	64,800	2,951,640
Kroger Co. (The)	258,600	5,761,608

		8,713,248

Food Products - 1.1%
Archer-Daniels-Midland Co.	39,600	1,059,300
Tyson Foods, Inc.-Class A	190,000	2,975,400

		4,034,700

Household Products - 2.1%
Procter & Gamble Co. (The)	112,100	7,531,999

Tobacco - 3.0%
Altria Group, Inc.	128,800	4,374,048
Lorillard, Inc.	44,100	5,534,991

Company	Shares	U.S. $ Value
Philip Morris International, Inc.	10,200	$910,860

		10,819,899

		31,099,846

Industrials - 6.8%
Aerospace & Defense - 1.1%
General Dynamics Corp.	46,800	3,065,868
Northrop Grumman Corp.	14,800	989,972

		4,055,840

Air Freight & Logistics - 0.3%
FedEx Corp.	12,100	1,060,323

Airlines - 0.6%
Delta Air Lines, Inc.(a)	271,700	2,350,205

Building Products - 0.4%
Fortune Brands Home & Security, Inc.(a)	49,500	1,262,250

Industrial Conglomerates - 3.4%
General Electric Co.	588,900	12,196,119

Machinery - 1.0%
Cummins, Inc.	32,100	3,117,231
Parker Hannifin Corp.	7,600	607,848

		3,725,079

		24,649,816

Utilities - 3.9%
Electric Utilities - 2.7%
American Electric Power Co., Inc.	36,200	1,556,238
Edison International	58,200	2,548,578
Great Plains Energy, Inc.	102,000	2,174,640
NV Energy, Inc.	200,500	3,516,770

		9,796,226

Gas Utilities - 0.8%
Atmos Energy Corp.	64,300	2,246,642
UGI Corp.	21,053	641,695

		2,888,337

Multi-Utilities - 0.4%
DTE Energy Co.	8,700	508,080
Public Service Enterprise Group, Inc.	30,800	975,128

		1,483,208

		14,167,771

Telecommunication Services - 3.4%
Diversified Telecommunication Services - 3.4%
AT&T, Inc.	207,000	7,584,480
CenturyLink, Inc.	116,600	4,927,516

		12,511,996

Company	Shares	U.S. $ Value
Materials - 1.1%
Chemicals - 1.1%
LyondellBasell Industries NV	84,600	$4,131,864

Total Common Stocks (cost $335,995,424)		359,759,900

SHORT-TERM INVESTMENTS - 0.7%
Investment Companies - 0.7%
AllianceBernstein Fixed-Income Shares, Inc.- Government STIF Portfolio, 0.15%(c) (cost $2,539,870)	2,539,870	2,539,870

Total Investments Before Security Lending Collateral for Securities Loaned - 99.8% (cost $338,535,294)		362,299,770

INVESTMENTS OF CASH COLLATERAL FOR SECURITY LOANED - 0.4%
Investment Companies - 0.4%
AllianceBernstein Exchange Reserves-Class I, 0.18%(c) (cost $1,483,875)	1,483,875	1,483,875

Total Investments - 100.2% (cost $340,019,169)(d)		363,783,645
Other assets less liabilities - (0.2)%		(851,676)

Net Assets - 100.0%		$362,931,969

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	As of August 31, 2012, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $46,591,642 and gross unrealized depreciation of investments was $(22,827,166), resulting in net unrealized appreciation of $23,764,476.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR	-	American Depositary Receipt

AllianceBernstein Value Fund

August 31, 2012 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of August 31, 2012:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks:
Financials	$66,077,776		$	– 0	–	$	– 0	–	$66,077,776
Health Care	63,014,637			1,979,250			– 0	–	64,993,887
Consumer Discretionary	58,672,985			– 0	–		– 0	–	58,672,985
Energy	47,634,435			– 0	–		– 0	–	47,634,435
Information Technology	35,819,524			– 0	–		– 0	–	35,819,524
Consumer Staples	31,099,846			– 0	–		– 0	–	31,099,846
Industrials	24,649,816			– 0	–		– 0	–	24,649,816
Utilities	14,167,771			– 0	–		– 0	–	14,167,771
Telecommunication Services	12,511,996			– 0	–		– 0	–	12,511,996
Materials	4,131,864			– 0	–		– 0	–	4,131,864
Short-Term Investments	2,539,870			– 0	–		– 0	–	2,539,870
Investments of Cash Collateral for Security Loaned in Affiliated Money Market Fund	1,483,875			– 0	–		– 0	–	1,483,875

Total Investments in Securities	361,804,395			1,979,250			– 0	–	363,783,645
Other Financial Instruments*	– 0	–		– 0	–		– 0	–	– 0	–

Total^	$361,804,395			$1,979,250		$	– 0	–	$363,783,645

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were no transfers between Level 1 and Level 2 during the reporting period.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

11 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

11 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Trust

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	October 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	October 23, 2012

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	October 23, 2012